Tax matters - Net deferred tax assets and liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax matters
Presented as deferred tax assets	$ 16,600	$ 18,045
Presented as deferred tax liabilities	(51)	(5)
Net	$ 16,549	$ 18,040	$ 17,167